SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
FOR EACH OF THE LISTED FUNDS

DWS Capital Growth Fund DWS CROCI® U.S. Fund DWS GNMA Fund

For DWS Capital Growth Fund, the following information is added under the "PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION" section of the fund's Statement of Additional Information:

For DWS Capital Growth Fund, the Advisor has contractually agreed effective November 15, 2019 through January 31, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at a ratio no higher than 0.69% for Institutional Class. The agreement may only be terminated with the consent of the fund’s Board.

For DWS CROCI® U.S. Fund, the following information is added under the "PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION" section of the fund's Statement of Additional Information:

For DWS CROCI® U.S. Fund, the Advisor has contractually agreed effective November 15, 2019 through January 31, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at a ratio no higher than 0.67% for Institutional Class. The agreement may only be terminated with the consent of the fund’s Board.

For DWS GNMA Fund, the following information is added under the "PART I: APPENDIX I-E - SERVICE PROVIDER COMPENSATION" section of the fund's Statement of Additional Information:

For DWS GNMA Fund, the Advisor has contractually agreed effective November 15, 2019 through January 31, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at a ratio no higher than 0.56% for Institutional Class. The agreement may only be terminated with the consent of the fund’s Board.

Please Retain This Supplement for Future Reference.

December 23, 2019
SAISTKR-57